DEFERRED AMOUNTS AND OTHER ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
DEFERRED AMOUNTS AND OTHER ASSETS
Regulatory assets	1,752	1,172
Long-term portion of derivative assets (Note 23)	199	413
Affiliate long-term note receivable (Note 28)	183	185
Contractual receivables	382	356
Deferred financing costs	166	135
Other	526	401
Deferred amounts and other assets	3,208	2,662
Deferred amounts subject to amortization	366	307
Accumulated amortization of deferred costs	189	159
Amortization expense of deferred cost	38	34	25